Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Schedule of consideration paid for acquisition	The fair value of the consideration is as follows:

Figures in million – SA rand	2019
Equity instruments (290,394,531 ordinary shares)	4,307
Total consideration	4,307

Schedule of identifiable assets acquired and liabilities assumed in acquisition
The following table summarises the recognised amounts of assets acquired and liabilities assumed at the acquisition date:

Figures in million – SA rand	Notes	2019
Property, plant and equipment	14	3,159
Right-of-use assets	15	133
Other investments		321
Environmental rehabilitation obligation funds	21	443
Other non-current assets		395
Inventories		5,220
Trade and other receivables		925
Other current assets		15
Cash and cash equivalents		2,999
Lease liabilities	29	(133)
Environmental rehabilitation obligation and other provisions	30	(1,697)
Other non-current liabilities		(863)
Borrowings	28	(2,575)
Trade and other payables		(2,586)
Other current liabilities		(99)
Total fair value of identifiable net assets acquired[1]		5,657
[1] Fair value of assets and liabilities excluding property, plant and equipment, inventories, borrowings, non-current liabilities and environmental rehabilitation obligation approximate the carrying value
The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 13.5% for the Marikana operations, an average platinum price of US$1,025/oz and an average palladium price of US$1,170/oz
The fair value of inventories was based on the estimated selling price less costs to complete and costs to sell
The fair value of borrowings is based on the settlement price. The Group restructured the Lonmin group entities funding arrangements to optimise financing costs. The Lonmin Pangaea Investments Management Limited (PIM) prepayment arrangement of US$174.3 million was fully settled by cash on hand and available within the Lonmin group on 5 July 2019
The fair value of other non-current liabilities is calculated based on a discounted cash flows using an effective discount rate of 12.5%
The fair value of environmental rehabilitation obligation is calculated with updated life-of-mines used in the discounted cash flows of property, plant and equipment

Schedule of gain on acquisition
A gain on acquisition has been recognised as follows:

Figures in million – SA rand	2019
Consideration	4,307
Fair value of identifiable net assets acquired	(5,657)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities[1]	247
Gain on acquisition	(1,103)
[1] The amount recognised as NCI represents the NCI holders’ effective proportionate share in the fair value of the identifiable net assets acquired

Schedule of goodwill arising from acquisition

Figures in million – SA rand	2019
Consideration	127
Fair value of identifiable net assets acquired	(4)
Goodwill	123

Figures in million – SA rand	2019
Consideration	55
Fair value of identifiable net assets acquired	(1)
Goodwill	54